Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Property, Plant and Equipment

	2020	2019	2018
Net book value of property, plant and equipment	1,456,148	1,156,950	740,103
Provision for obsolescence of materials and equipment	(11,267)	(6,610)	(3,955)
Provision for impairment of property, plant and equipment	(65,354)	(81,329)	(37,061)

	1,379,527	1,069,011	699,087

Summary of Changes in Property, Plant and Equipment
Changes in Group’s property, plant and equipment for the years ended December 31, 2020, 2019 and 2018 are as follows:

	Land and buildings	Mining property, wells and related equipment		Refinery equipment and petrochemical plants	Transportation equipment	Materials and equipment in warehouse	Drilling and work in progress	Exploratory drilling in progress	Furniture, fixtures and installations	Selling equipment	Infrastructure for natural gas distribution	Other property	Total
Cost	21,394	775,353		134,675	7,614	15,993	59,529	2,871	10,454	18,788	3,406	11,978	1,062,055
Accumulated depreciation	9,250	566,334		69,160	4,512	—	—	—	8,686	11,656	1,381	8,446	679,425

Balance as of December 31, 2017	12,144	209,019	(1)	65,515	3,102	15,993	59,529	2,871	1,768	7,132	2,025	3,532	382,630

Cost
Increases	425	(10,216	) (4)	370	38	19,885	67,264	5,438	59	—	—	385	83,648	(5) (6)
Translation effect	20,845	808,772		138,924	7,400	15,332	61,084	3,851	10,935	20,016	—	11,468	1,098,627
Adjustment for inflation (7)	5,096	152		—	797	1,107	792	—	1,371	—	20,519	6,968	36,802
Decreases and reclassifications	287	30,807		6,482	313	(17,327)	(64,288)	(4,188)	1,898	2,194	243	838	(42,741	) (3) (8)

Accumulated depreciation
Increases	758	82,939	(4)	9,517	960	—	—	—	1,561	1,680	677	777	98,869	(5)
Translation effect	9,356	609,973		73,643	4,639	—	—	—	9,158	12,396	—	8,127	727,292
Adjustment for inflation (7)	2,785	141		—	565	—	—	—	1,309	—	10,584	5,152	20,536
Decreases and reclassifications	(35)	(27,457)		(25)	(97)	—	—	—	(7)	(35)	(134)	(44)	(27,834	) (8)

Cost	48,047	1,604,868		280,451	16,162	34,990	124,381	7,972	24,717	40,998	24,168	31,637	2,238,391
Accumulated depreciation	22,114	1,231,930		152,295	10,579	—	—	—	20,707	25,697	12,508	22,458	1,498,288

Balance as of December 31, 2018	25,933	372,938	(1)	128,156	5,583	34,990	124,381	7,972	4,010	15,301	11,660	9,179	740,103

Cost
Increases	46	1,980	(4)	4,676	83	43,089	114,878	6,532	106	—	865	589	172,844	(9)
Translation effect	24,838	967,212		171,788	8,723	21,044	70,818	5,014	14,289	25,116	—	13,581	1,322,423
Adjustment for inflation (7)	3,382	—		—	716	920	1,326	—	828	—	13,010	4,793	24,975
Decreases and reclassifications	880	114,493		15,715	1,358	(37,620)	(116,818)	(8,132)	1,077	4,021	6,600	(3,894)	(22,320	) (3)

Accumulated depreciation
Increases	1,260	137,017	(4)	16,092	1,345	—	—	—	2,536	2,765	989	1,325	163,329
Translation effect	11,444	758,928		93,611	5,917	—	—	—	11,935	15,822	—	9,862	907,519
Adjustment for inflation (7)	1,726	—		—	486	—	—	—	773	—	6,733	3,270	12,988
Decreases and reclassifications	9	(2,287)		(33)	(376)	—	—	—	(834)	(13)	3,647	(2,874)	(2,761	) (3)

Cost	77,193	2,688,553		472,630	27,042	62,423	194,585	11,386	41,017	70,135	44,643	46,706	3,736,313
Accumulated depreciation	36,553	2,125,588		261,965	17,951	—	—	—	35,117	44,271	23,877	34,041	2,579,363

Balance as of December 31, 2019	40,640	562,965	(1)	210,665	9,091	62,423	194,585	11,386 (2)	5,900	25,864	20,766	12,665	1,156,950

Table of Contents

	Land and buildings	Mining property, wells and related equipment		Refinery equipment and petrochemical plants	Transportation equipment	Materials and equipment in warehouse	Drilling and work in progress	Exploratory drilling in progress		Furniture, fixtures and installations	Selling equipment	Infrastructure for natural gas distribution	Other property	Total
Cost	77,193	2,688,553		472,630	27,042	62,423	194,585	11,386		41,017	70,135	44,643	46,706	3,736,313
Accumulated depreciation	36,553	2,125,588		261,965	17,951	—	—	—		35,117	44,271	23,877	34,041	2,579,363

Balance as of December 31, 2019	40,640	562,965	(1)	210,665	9,091	62,423	194,585	11,386	(2)	5,900	25,864	20,766	12,665	1,156,950

Cost
Increases	62	(13,412	) (4)	1,724	119	33,422	72,162	152		121	—	1,587	341	96,278	(9)
Translation effect	27,498	1,110,354		194,960	10,051	24,712	61,134	2,605		17,133	30,261	—	14,969	1,493,677
Adjustment for inflation (7)	3,600	—		—	902	421	2,575	—		537	—	16,134	3,416	27,585
Decreases and reclassifications	(589)	93,720		13,872	205	(31,252)	(106,547)	(10,245)		3,997	6,023	1,735	(516)	(29,597	) (3) (10) (11)

Accumulated depreciation
Increases	2,054	171,786	(4)	27,195	1,679	—	—	—		4,092	4,493	1,287	1,727	214,313
Translation effect	13,013	896,732		111,376	6,905	—	—	—		14,394	18,791	—	11,135	1,072,346
Adjustment for inflation (7)	1,801	—		—	524	—	—	—		489	—	8,629	2,497	13,940
Decreases and reclassifications	(1,647)	(8,915)		—	(360)	—	—	—		(117)	(25)	(221)	(569)	(11,854	) (3) (10) (11)

Cost	107,764	3,879,215		683,186	38,319	89,726	223,909	3,898		62,805	106,419	64,099	64,916	5,324,256
Accumulated depreciation	51,774	3,185,191		400,536	26,699	—	—	—		53,975	67,530	33,572	48,831	3,868,108

Balance as of December 31, 2020	55,990	694,024	(1)	282,650	11,620	89,726	223,909	3,898	(2)	8,830	38,889	30,527	16,085	1,456,148

(1)	Includes 34,801, 22,343 and 16,154 of mineral property as of December 31, 2020, 2019 and 2018, respectively.
(2)
As of December 31, 2020, there are 10 exploratory wells in progress. During the year ended on such date, 4 wells were started, 6 wells were charged to exploratory expense and 12 wells were transferred to properties with proven reserves in the mining property, wells and related equipment account.

(3)	Includes 1,256, 48 and 60 of net book value charged to property, plant and equipment provisions for the years ended December 31, 2020, 2019 and 2018, respectively.
(4)
Includes (13,918), 1,172 and (11,710) corresponding to hydrocarbon wells abandonment costs and 12,492, 4,664 and 5,521 of depreciation recovery for the years ended December 31, 2020, 2019 and 2018, respectively.

(5)	Includes 1,470 and 1,092 of cost and accumulated depreciation, respectively, corresponding to additions for the acquisition of a participation in several areas.
(6)	Includes 2,327 corresponding to business combination. See Note 3.
(7)	Corresponds to adjustments for inflation of opening balances of property, plant and equipment of subsidiaries with the Peso as functional currency which was charged to other comprehensive income.
(8)	Includes 31,800 and 28,673 of cost and accumulated depreciation, respectively, corresponding to the reclassification of certain areas that were reclassified as assets held for disposal.
(9)
Includes 599 and 2,109 corresponding to short-term leases as of December 31, 2020 and 2019, respectively; includes 1,669 and 1,228 corresponding to the variable charge of leases related to the underlying asset performance/use as of December 31, 2020 and 2019, respectively. Additionally, it includes 3,789 and 2,021 corresponding to the depreciation capitalization of right-of-use
assets as of December 31, 2020 and 2019 (see Note 9); and 967 and 311 corresponding to capitalization of the financial accretion of the lease liability as of December 31, 2020 and 2019, respectively (see Note 19).

(10)	Includes 2,027 and 204 of cost and accumulated depreciation, respectively, corresponding to the disposal of the 11% interest of Bandurria Sur area. See Note 3.
(11)	Includes 2,715 and 2,221 of cost and accumulated depreciation, respectively, corresponding to the reclassification of assets held for disposal.

Summary of Provision for Obsolescence of Materials and Equipment
Set forth below is the evolution of the provision for obsolescence of materials and equipment for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Amount at beginning of year	6,610	3,955	1,652
Increase charged to profit or loss	1,977	410	629
Decreases charged to profit or loss	(1)	(22)	—
Amounts incurred due to utilization	(6)	(48)	(60)
Translation differences	2,687	2,315	1,666
Transfers and other movements	—	—	68

Amount at end of year	11,267	6,610	3,955

Summary of Provision for Impairment of Property, Plant and Equipment

Set forth below is the evolution of the provision for impairment of property, plant and equipment for 2020, 2019 and 2018:

	2020	2019	2018
Amount at beginning of year	81,329	37,061	26,535
Increases charged to profit or loss (1)	57,920	41,429	36,937
Decreases charged to profit or loss (1)	(66,170)	—	(39,837)
Applications to utilization	(1,250)	—	—
Depreciation (2)	(42,861)	(17,435)	(10,208)
Translation differences	36,386	20,274	23,634

Amount at end of year	65,354	81,329	37,061

(1)	See Note 2.c.
(2)	Included in “Depreciation of property, plant and equipment” in Note 25.

Summary of Cost Evolution for Exploratory Wells in Evaluation Stage
Set forth below is the cost evolution for the exploratory wells in evaluation stage as of the years ended on December 31, 2020, 2019 and 2018:

	2020	2019	2018
Amount at beginning of year	8,456	4,067	1,236
Additions pending the determination of proved reserves	86	5,229	2,179
Decreases charged to exploration expenses	(1,174)	(1,036)	(382)
Reclassifications to mineral property, wells and related equipment with proved reserves	(6,760)	(2,716)	(703)
Translation difference	1,928	2,912	1,737

Amount at end of year	2,536	8,456	4,067

Summary of Cost for Exploratory Wells
The following table shows the cost for exploratory wells under assessment for a period greater than a year and the number of projects related as of December 31, 2020.

	Amount	Number of projects	Number of wells
Between 1 and 5 years	2,536	2	2